Related Party Transactions - Schedule of Dues Payables to Related Party (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction
Drydocking supervision fee	$ 134	$ 47
KNOT [Member]
Related Party Transaction
Drydocking supervision fee	$ 134	$ 47